Partners' Capital And Distributions (Distributions) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014
Partners Capital And Distributions [Line Items]
Distribution Made to Limited Partner, Distribution Date		Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014
Per Unit Amount		$ 0.5950	$ 0.5800	$ 0.5650	$ 0.5500
Distribution Made to Limited Partner, Cash Distributions Paid		$ 56,542	$ 54,112	$ 50,114	$ 48,783
May 15, 2015 [Member]
Partners Capital And Distributions [Line Items]
Distribution Made to Limited Partner, Distribution Date		May 15, 2015
Per Unit Amount	[1]	$ 0.6100
Distribution Made to Limited Partner, Cash Distributions Paid	[2]	$ 60,774

[1]	(1) This distribution will be paid to unitholders of record as of May 1, 2015.
[2]	(2) Includes holders of units issued on April 10, 2015.